Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Entity Registrant Name	MID PENN BANCORP INC
Amendment Flag	true
Entity Central Index Key	0000879635
Document Type	8-K/A
Document Period End Date	Apr. 30, 2025
Entity Incorporation State Country Code	PA
Entity File Number	1-13677
Entity Tax Identification Number	25-1666413
Entity Address, Address Line One	2407 Park Drive
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
City Area Code	1.866
Local Phone Number	642.7736
Entity Address, Postal Zip Code	17110
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	MPB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 30, 2025, Mid Penn Bancorp, Inc. (the “Mid Penn”), pursuant to an Agreement and Plan of Merger, dated as of October 31, 2024 (the “Merger Agreement”), between Mid Penn and William Penn Bancorporation (“William Penn”), completed its acquisition of William Penn. On May 1, 2025, Mid Penn filed a Current Report on Form 8-K stating that it had completed the acquisition and that the financial information required under Items 9.01(a) and 9.01(b) would be filed within 71 days after the date on which the Current Report on Form 8-K was required to be filed. This amended Current Report on Form 8-K/A contains the required financial statements.